Earnings/(Loss) Per Share (Details) - Schedule of Basic and Diluted Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerators
Net loss		$ (6,120)	$ (8,845)	$ (16,704)
Less: Net income allocated to Series Angel and Series Pre-A preferred share
Accretion on mezzanine equities				(1,064)
Adjusted net loss		$ (6,120)	$ (8,845)	$ (17,768)
Denominators
Weighted average number of ordinary shares outstanding-Basic (in Shares)	[1]	23,458,982	19,224,614	12,447,760
Loss per ordinary share-Basic (in Dollars per share)		$ (0.2609)	$ (0.4601)	$ (1.4274)

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022